NET LOSS PER COMMON SHARE (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
NET LOSS PER COMMON SHARE
Schedule of potentially dilutive securities were not included in the computation of net loss per share because effect would be anti-dilutive

	September 30,
	2017	2016
Stock options	3,972,998	3,152,775
Unvested restricted stock units	295,000	—
Warrants	2,798,246	3,484,445
	7,066,244	6,637,220

	2016	2015	2014

Stock options	3,193,785	3,253,310	2,606,737
Warrants	3,391,439	1,156,779	10,208,849
	6,585,224	4,410,089	12,815,586